Form N-1A Supplement	Apr. 30, 2026
Invesco QQQ Trust, Series 1 | Invesco QQQ Trust, Series 1
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED APRIL 30, 2026, TO THE:
PROSPECTUSES DATED DECEMBER 22, 2025 OF
Invesco QQQ TrustSM , Series 1 (QQQ)
and
PROSPECTUSES DATED DECEMBER 19, 2025 OF
INVESCO EXCHANGE-TRADED FUND TRUST ii
Invesco NASDAQ 100 ETF (QQQM)

(each, a “Fund” and together, the “Funds”)
Nasdaq, Inc., the index provider of the Nasdaq-100 Index®, the Funds’ underlying index (the “Underlying Index”), has announced certain changes to the Underlying Index methodology, which take effect on May 1, 2026. Accordingly, on that date, the Funds’ Prospectuses are revised as follows:

Invesco NASDAQ 100 ETF | Invesco NASDAQ 100 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED APRIL 30, 2026, TO THE:
PROSPECTUSES DATED DECEMBER 22, 2025 OF
Invesco QQQ TrustSM , Series 1 (QQQ)
and
PROSPECTUSES DATED DECEMBER 19, 2025 OF
INVESCO EXCHANGE-TRADED FUND TRUST ii
Invesco NASDAQ 100 ETF (QQQM)

(each, a “Fund” and together, the “Funds”)
Nasdaq, Inc., the index provider of the Nasdaq-100 Index®, the Funds’ underlying index (the “Underlying Index”), has announced certain changes to the Underlying Index methodology, which take effect on May 1, 2026. Accordingly, on that date, the Funds’ Prospectuses are revised as follows: